Concessions payable - Summary of Concessions Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	R$ 3,988,245	R$ 3,721,190
Current	189,076	166,273
Non-current	3,799,169	3,554,917
Lease And Concession in Dispute [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	2,786,696	2,442,600
Lease And Concession in Dispute [member] | Rumo Malha Oeste S.A. [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	2,786,696	2,442,600
Installment Leases [Member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	805,884	940,215
Installment Leases [Member] | Rumo Malha Paulista S.A. [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	805,884	940,215
Concessions [Member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	395,665	338,375
Concessions [Member] | Rumo Malha Paulista S.A. [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	298,340	238,146
Concessions [Member] | Rumo Malha Sul S.A. [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	61,339	68,487
Concessions [Member] | Rumo Malha Central S A [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	R$ 35,986	R$ 31,742